Segment Information (Details)	6 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Description of CODM	The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.
Chief executive officer	chief executive officer
Operating segment	1